CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)		12 Months Ended
		Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares
Net revenues:
Total net revenues		¥ 2,108,944,425	$ 303,751,177	¥ 1,450,629,752	¥ 851,165,186
Cost of revenues (Note 2(ac))		(1,515,281,510)	(218,245,933)	(1,137,978,490)	(718,699,414)
Gross profit (Note 2(ac))		593,662,915	85,505,244	312,651,262	132,465,772
Selling and marketing expenses:
Third party		(67,788,291)	(9,763,545)	(48,868,854)	(33,721,166)
Related party		(29,399,234)	(4,234,370)	(16,190,063)	(1,594,814)
Total selling and marketing expenses		(97,187,525)	(13,997,915)	(65,058,917)	(35,315,980)
General and administrative expenses		(251,938,077)	(36,286,631)	(183,548,522)	(132,125,421)
Other operating income		10,310,089	1,484,962	10,763,962	17,122,772
Total operating expenses		(338,815,513)	(48,799,584)	(237,843,477)	(150,318,629)
Income (loss) from operations		254,847,402	36,705,660	74,807,785	(17,852,857)
Interest income		8,413,945	1,211,860	2,652,636	4,397,029
Interest expense:
Third party		(206,425,222)	(29,731,416)	(109,566,064)	(76,937,649)
Related party		(18,534,167)	(2,669,475)	(14,202,500)
Total interest expense		(224,959,389)	(32,400,891)	(123,768,564)	(76,937,649)
Gain from waiver of warrants				16,869,935
Gain from sale of cost method investment				803,059,728
Other income (expense), net		1,444,129	207,998	10,205,275	(840,303)
Income (loss) before income taxes		39,746,087	5,724,627	783,826,795	(91,233,780)
Provision for income taxes		(6,610,971)	(952,178)	(87,487,990)	(1,911,657)
Net income (loss)		33,135,116	4,772,449	696,338,805	(93,145,437)
Accretion on convertible redeemable preferred shares to redemption value | ¥					(250,774,772)
Net income (loss) attributable to common shareholders		33,135,116	4,772,449	696,338,805	(343,920,209)
Change in cumulative foreign currency translation adjustment, net of tax of nil		(31,353,357)	(4,515,823)	73,410,193	(5,437,415)
Comprehensive income (loss)		¥ 1,781,759	$ 256,626	¥ 769,748,998	¥ (98,582,852)
Weighted average number of common shares used in computing net income (loss) per share
Basic | shares		137,621,702	137,621,702	126,758,363	19,198,145
Diluted | shares		138,552,031	138,552,031	128,403,877	19,198,145
Net income (loss) per common share attributable to common shareholders
Basic | (per share)		¥ 0.24	$ 0.03	¥ 5.49	¥ (17.91)
Diluted | (per share)		0.24	0.03	5.42	(17.91)
Basic | (per share)	[1]	0.48	0.07	10.99	(35.82)
Diluted | (per share)	[1]	¥ 0.48	$ 0.07	¥ 10.85	¥ (35.82)
Class A Preferred Shares
Interest expense:
Accretion on convertible redeemable preferred shares to redemption value					¥ (22,601,694)
Series A Preferred Shares
Interest expense:
Accretion on convertible redeemable preferred shares to redemption value					(69,598)
Series B Preferred Shares
Interest expense:
Accretion on convertible redeemable preferred shares to redemption value					(3,451,997)
Series C Preferred Shares
Interest expense:
Accretion on convertible redeemable preferred shares to redemption value					(75,476,317)
Series D Preferred Shares
Interest expense:
Accretion on convertible redeemable preferred shares to redemption value					(51,479,102)
Series E Preferred Shares
Interest expense:
Accretion on convertible redeemable preferred shares to redemption value					(97,696,064)
Car rentals
Net revenues:
Total net revenues		1,663,546,502	239,600,533	1,100,578,473	598,792,396
Car services
Net revenues:
Total net revenues		¥ 445,397,923	$ 64,150,644	¥ 350,051,279	¥ 252,372,790

[1]	Each ADS represents two Class A common shares